UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2306

                             OPPENHEIMER GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
           ----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.
--------------------------------------------------------------------------------
Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  November 30, 2004 / Unaudited
--------------------------------------------------------------------------------


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.6%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.0%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Autoliv, Inc.                                                                367,700   $     17,186,298
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.6%
Harley-Davidson, Inc.                                                        143,500          8,297,170
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Carnival Corp.                                                               174,700          9,260,847
-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
Amazon.com, Inc. 1                                                           330,600         13,118,208
-----------------------------------------------------------------------------------------------------------
MEDIA--1.8%
Comcast Corp., Cl. A 1                                                       680,300         20,436,212
-----------------------------------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. 1                                              94,900          3,507,504
-----------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                           44,700          3,620,700
                                                                                        ------------------
                                                                                             27,564,416
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.6%
Kohl's Corp. 1                                                               425,100         19,622,616
-----------------------------------------------------------------------------------------------------------
Target Corp.                                                                 676,500         34,650,330
                                                                                        ------------------
                                                                                             54,272,946
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.5%
Best Buy Co., Inc.                                                           155,900          8,789,642
-----------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                          350,800         13,540,880
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                              624,100         13,636,585
-----------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                             693,400         28,949,450
-----------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                992,600         31,673,866
                                                                                        ------------------
                                                                                             96,590,423
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Polo Ralph Lauren Corp.                                                      325,800         12,833,262
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.5%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--2.5%
Coca-Cola Co. (The)                                                          363,200         14,277,392
-----------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                470,000         23,457,700
                                                                                        ------------------
                                                                                             37,735,092
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Walgreen Co.                                                                 315,000         12,026,700
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Estee Lauder Cos., Inc. (The), Cl. A                                         401,200         17,508,368
-----------------------------------------------------------------------------------------------------------
ENERGY--6.6%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.7%
BJ Services Co.                                                              282,400         14,309,208
-----------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                            390,000         25,595,700
                                                                                        ------------------
                                                                                             39,904,908
-----------------------------------------------------------------------------------------------------------
OIL & GAS--3.9%
Amerada Hess Corp.                                                           213,000         18,925,050
-----------------------------------------------------------------------------------------------------------
Apache Corp.                                                                 324,000         17,515,440
-----------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                           346,100         22,077,719
                                                                                        ------------------
                                                                                             58,518,209
-----------------------------------------------------------------------------------------------------------
FINANCIALS--8.2%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
Commerce Bancorp, Inc.                                                       247,800         15,480,066
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.2%
American Express Co.                                                         817,200         45,526,212
-----------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               331,900         16,843,925
                                                                                        ------------------
                                                                                             62,370,137
-----------------------------------------------------------------------------------------------------------
INSURANCE--3.0%
AFLAC, Inc.                                                                  336,000         12,640,320
-----------------------------------------------------------------------------------------------------------
American International Group, Inc.                                           499,600         31,649,660
                                                                                        ------------------
                                                                                             44,289,980
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--15.3%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--8.0%
Amgen, Inc. 1                                                                736,200         44,201,448
-----------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                              267,400          7,332,108
-----------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                            430,200         20,757,150
-----------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                           276,400         15,481,164
-----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      925,000         31,875,500
                                                                                        ------------------
                                                                                            119,647,370
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
Medtronic, Inc.                                                              365,400         17,557,470
-----------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                296,800         13,056,232
-----------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                               853,700         35,923,696
                                                                                        ------------------
                                                                                             66,537,398
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.8%
Elan Corp. plc, ADR 1                                                        554,700         14,644,080
-----------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 977,400         27,142,398
                                                                                        ------------------
                                                                                             41,786,478
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.1%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
L-3 Communications Holdings, Inc.                                            106,100          7,895,962
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.2%
Expeditors International of Washington, Inc.                                 210,700         11,221,882
-----------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                   20,200          1,919,606
-----------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                            63,800          5,368,770
                                                                                        ------------------
                                                                                             18,510,258
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Apollo Group, Inc., Cl. A 1                                                  206,700         16,473,990
-----------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. 1                                                    345,100          9,728,369
                                                                                        ------------------
                                                                                             26,202,359
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.6%
General Electric Co.                                                       1,830,400         64,722,944
-----------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                      527,900         17,932,763
                                                                                        ------------------
                                                                                             82,655,707
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--37.6%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.1%
Cisco Systems, Inc. 1                                                      2,334,100         43,671,011
-----------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                            1,477,300         18,584,434
-----------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                               552,700         10,645,002
-----------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                   775,300         12,536,601
-----------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR 1                             623,500         20,731,375
                                                                                        ------------------
                                                                                            106,168,423
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.0%
Apple Computer, Inc. 1                                                       270,400         18,130,320
-----------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                 515,000         20,867,800
-----------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                2,689,300         36,090,406
-----------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                        165,600         15,606,144
-----------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                    293,200          8,842,912
-----------------------------------------------------------------------------------------------------------
SanDisk Corp.                                                                372,200          8,404,276
-----------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                   2,021,000         11,216,550
                                                                                        ------------------
                                                                                            119,158,408
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Agilent Technologies, Inc. 1                                                 495,000         11,330,550
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
Opsware, Inc. 1                                                            1,625,000         11,131,250
-----------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                             235,100          7,734,790
                                                                                        ------------------
                                                                                             18,866,040
-----------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
Accenture Ltd., Cl. A 1                                                      540,000         14,007,600
-----------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                               222,900          9,618,135
                                                                                        ------------------
                                                                                             23,625,735
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.3%
Advanced Micro Devices, Inc. 1                                               481,400         10,244,192
-----------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                      418,800         13,619,376
-----------------------------------------------------------------------------------------------------------
Intel Corp.                                                                1,124,100         25,123,635
-----------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                              372,300         15,763,182
-----------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                              441,500         14,154,490
                                                                                        ------------------
                                                                                             78,904,875
-----------------------------------------------------------------------------------------------------------
SOFTWARE--13.6%
Adobe Systems, Inc.                                                          195,000         11,809,200
-----------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                342,900          8,863,965
-----------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                               120,000          7,849,200
-----------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                      708,800         21,639,664
-----------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                  433,800         19,785,618
-----------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                            2,685,300         71,992,893
-----------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                             1,054,000          6,429,400
-----------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                              599,000          8,673,520
-----------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                        532,600         23,700,700
-----------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                             350,200         22,346,262
                                                                                        ------------------
                                                                                            203,090,422
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
Sprint Corp.                                                                 865,500         19,742,055
                                                                                        ------------------
Total Common Stocks (Cost $1,330,935,277)                                                 1,471,079,070
                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.54% in joint
repurchase agreement (Principal Amount/Value
$462,887,000, with a maturity value of
$462,912,587) with UBS Warburg LLC, 1.99%,
dated 11/30/04, to be repurchased at
$2,511,139 on 12/1/04, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $472,958,882
(Cost $2,511,000)                                                        $ 2,511,000          2,511,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,333,446,277)                                98.8%    1,473,590,070
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                   1.2        17,748,525
                                                                     -------------------------------------
Net Assets                                                                      100.0% $  1,491,338,595
                                                                     =====================================

Footnote to Statement of Investments
1. Non-income producing security.


FEDERAL TAX. The aggregate cost of securities and other investme appreciation and depreciation of securities and other investment November 30, 2004 are noted below. The primary difference betwe depreciation of securities and other investments, if applicable, losses.

Federal tax cost of securities          $ 1,336,614,465
                                        ===============

Gross unrealized appreciation           $   185,173,601
Gross unrealized depreciation               (48,197,996)
                                        ---------------
Net unrealized appreciation             $   136,975,605
                                        ===============


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)